INCOME TAX (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 1,022,179	$ 1,013,406	$ 1,055,378
Less: valuation allowance	(1,022,179)	(1,013,406)	(1,055,378)
Deferred tax assets, net	0	0	0
Hong Kong [Member]
Net operating loss carryforwards	37,706	34,270	21,108
United States [Member]
Net operating loss carryforwards	984,051	978,905	1,034,188
Singapore [Member]
Net operating loss carryforwards	$ 422	$ 231	$ 82